Company Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets	As of December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	5,187,597	1,651,285
Short-term deposits	7,906,283	11,938,371
Long-term deposits, current portion	1,852,070	—
Prepayments and other current assets	46,685	15,502

Total current assets	14,992,635	13,605,158

Non-current assets
Investments in subsidiaries and VIEs	21,126,723	17,114,366
Long-term investments	618,629	724,548

Total non-current assets	21,745,352	17,838,914

Total assets	36,737,987	31,444,072

Condensed Balance Sheets (continued)	As of December 31,
	2023	2024
LIABILITIES
Current liabilities
Accruals and other liabilities	15,987	1,344

Total current liabilities	15,987	1,344

Non-current liabilities
Derivative liability	393,473	167,940

Total non-current liabilities	393,473	167,940

Total liabilities	409,460	169,284

SHAREHOLDERS’ EQUITY
Class A Ordinary shares	103	104
Class B Ordinary shares	21	21
Additional paid-in capital	70,198,031	70,671,685
Statutory and other reserves	60,035	95,019
Accumulated deficit	(35,760,301)	(41,585,549)
Accumulated other comprehensive income	1,830,638	2,093,508

Total shareholders’ equity	36,328,527	31,274,788

Total liabilities and shareholders’ equity	36,737,987	31,444,072

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss	For the Year Ended December 31,
	2022	2023	2024
Operating expenses
Selling, general and administrative expenses	(22,896)	(28,511)	(16,706)

Total operating expenses	(22,896)	(28,511)	(16,706)

Fair value gain on derivative liability relating to the contingent consideration	—	29,339	234,245

(Loss) gain from operations	(22,896)	828	217,539
Interest income	314,668	601,475	783,148
Equity in loss of subsidiaries and VIEs	(7,074,057)	(10,165,831)	(6,376,372)
Other non-operating income, net	35,867	17,718	88,592
Exchange loss from foreign currency transactions	(2,380,873)	(473,467)	(455,608)
Investment loss on long-term investments	(75,155)	(821)	(18,489)
Fair value gain (loss) on derivative assets or derivative liabilities	59,357	(410,417)	—

Loss before income tax expenses and share of results of equity method investees	(9,143,089)	(10,430,515)	(5,761,190)

Income tax expenses	—	—	(5)
Share of results of equity method investees	4,117	54,740	(29,069)

Net loss	(9,138,972)	(10,375,775)	(5,790,264)

Net loss attributable to ordinary shareholders of XPeng Inc.	(9,138,972)	(10,375,775)	(5,790,264)
Net loss	(9,138,972)	(10,375,775)	(5,790,264)
Other comprehensive income
Foreign currency translation adjustment, net of tax	3,192,573	286,614	262,870

Total comprehensive loss attributable to XPeng Inc.	(5,946,399)	(10,089,161)	(5,527,394)

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(5,946,399)	(10,089,161)	(5,527,394)

Consolidated Statements of Cash Flows

Condensed Statements of Cash Flows	For the Year Ended December 31,
	2022	2023	2024
Cash flows from operating activities	175,195	520,066	683,003

Cash flows from investing activities
Maturity (placement) of term deposits	3,099,780	4,164,149	(1,961,056)
Investment in equity investees	(6,934,426)	(5,306,987)	(2,257,875)
Cash paid for long-term investments	(409,363)	(188,681)	(144,192)
Maturities of derivative assets or derivative liabilities	10,752	—	—
Net cash used in investing activities	(4,233,257)	(1,331,519)	(4,363,123)

Cash flows from financing activities
Payments of listing expenses	(1,830)	—	—
Proceeds from issuance of ordinary shares to Volkswagen	—	5,019,599	—

Net cash provided by (used in) financing activities	(1,830)	5,019,599	—

Effects of exchange rate changes on cash, cash equivalents and restricted cash	500,454	27,795	143,808
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,559,438)	4,235,941	(3,536,312)
Cash, cash equivalents and restricted cash at beginning of the year	4,511,094	951,656	5,187,597

Cash, cash equivalents and restricted cash at end of the year	951,656	5,187,597	1,651,285